Taxes (Details)									12 Months Ended
	Jun. 30, 2024 HKD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 HKD ($) $ / shares	Jun. 30, 2023 HKD ($) $ / shares	Jun. 30, 2023 MOP (MOP$)	Jun. 30, 2022 HKD ($) $ / shares	Jun. 30, 2022 HKD ($) $ / shares	Jun. 30, 2022 MOP (MOP$)	Jun. 30, 2024 HKD ($) $ / shares		Jun. 30, 2024 USD ($) $ / shares		Jun. 30, 2023 HKD ($) $ / shares		Jun. 30, 2022 HKD ($) $ / shares		Jun. 30, 2024 USD ($)
Taxes [Line Items]
Assessable profits (in Dollars)									$ 1,783,803		$ 228,450		$ 1,805,663		$ 4,696,002
Percentage of income tax rate									24.00%		24.00%		17.00%		17.00%
Percentage of share capital	50.00%	50.00%
Exemption amount (in Patacas) | MOP$					MOP$ 600,000			MOP$ 600,000
Valuation allowance	$ 315,473	$ 40,907
Foreign exchange	77,843	$ 9,969
Earnings per shares, basic | (per share)			$ 0.001			$ 0.001			$ 0.34	[1]	$ 0.04	[1]	$ 0.56	[1]	$ 1.41	[1]
Earnings per shares, diluted		$ 0.001	$ 0.001			$ 0.001
Unrecognized tax losses	$ 1,415,155		$ 1,679,389	$ 1,679,389		$ 2,273,522	$ 2,273,522		$ 1,415,155				$ 1,679,389		$ 2,273,522		$ 181,237
HKD [Member]
Taxes [Line Items]
Percentage of income tax rate	16.50%	16.50%
Valuation allowance	$ 237,629	$ 30,433
Earnings per shares, basic	$ 0.010			$ 0.010			$ 0.010
Earnings per shares, diluted	$ 0.010			$ 0.010			$ 0.010
HKD [Member] | Two-tier Profits Tax Rates [Member]
Taxes [Line Items]
Assessable profits (in Dollars) | $	$ 2,000,000
Percentage of income tax rate	8.25%	8.25%
Macau, Patacas
Taxes [Line Items]
Percentage of income tax rate	12.00%	12.00%			12.00%			12.00%
eSwatini, Liliangeni
Taxes [Line Items]
Percentage of income tax rate	25.00%	25.00%			25.00%			25.00%
TAIWAN
Taxes [Line Items]
Percentage of income tax rate	20.00%	20.00%			20.00%			20.00%
US [Member]
Taxes [Line Items]
Earnings per shares, basic		$ 0.001

[1]	Giving retroactive effect to the 1,600 for 1 share split effected on December 19, 2022.